Borrowings	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Borrowings
19	BORROWINGS
Borrowings at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021

	(In millions)
Unsubordinated borrowings	¥18,766,117	¥17,565,291
Subordinated borrowings	234,680	249,833
Liabilities associated with securitization transactions	1,200,147	1,227,590
Lease liabilities	383,707	380,641

Total borrowings	¥20,584,651	¥19,423,355